Jun. 02, 2022
Valkyrie Balance Sheet Opportunities ETF

Notwithstanding anything to the contrary in the Fund’s Summary Prospectus and Prospectus, the fifth sentence of the third paragraph under the section titled “Principal Investment Strategies” is hereby revised as follows:

“The Fund may also invest up to 20% of its net assets (at the time of purchase) in non-U.S. securities (including securities issued by companies operating in emerging market countries) either directly or through the use of American Depositary Receipts.”